FINANCING AND FINANCIAL INSTRUMENTS - Summary of Assets and Liabilities Based on Categories (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 7,686	$ 9,300	$ 4,215	$ 5,600
Restricted cash	97	114
Trade accounts receivable and other	3,661	3,839
Inventories	18,759	20,087
Prepaid expenses and other current assets	3,037	3,778
Total current assets	33,240	37,118
Non-current assets:
Goodwill and intangible assets	5,102	4,903
Property, plant and equipment	33,656	30,167
Carrying amount of interests in associates and joint ventures	10,078	10,765
Other investments	513	1,119
Deferred tax assets	9,469	8,554
Other assets	1,859	1,921
Total non-current assets	60,677	57,429
Total assets	93,917	94,547
Current liabilities:
Short-term debt and current portion of long-term debt	2,312	2,583
Trade accounts payable and other	13,605	13,532
Short-term provisions	588	1,101
Accrued expenses and other liabilities	4,967	4,864
Income tax liabilities	297	318
Total current liabilities	21,769	22,398
Non-current liabilities:
Long-term debt, net of current portion	8,369	9,067
Deferred tax liabilities	2,432	2,666
Deferred employee benefits	2,741	2,606
Long-term provisions	1,477	1,306	1,498
Other long-term obligations	1,061	914
Total non-current liabilities	16,080	16,559
Equity:
Equity attributable to the equity holders of the parent	53,961	53,152
Non-controlling interests	2,107	2,438
Total equity	56,068	55,590	$ 51,344	$ 40,237
Total liabilities and equity	93,917	94,547
Non-financial liabilities
Current liabilities:
Short-term debt and current portion of long-term debt	0	0
Trade accounts payable and other	0	0
Short-term provisions	561	1,078
Accrued expenses and other liabilities	892	822
Income tax liabilities	297	318
Total current liabilities	1,750	2,218
Non-current liabilities:
Long-term debt, net of current portion	0	0
Deferred tax liabilities	2,432	2,666
Deferred employee benefits	2,741	2,606
Long-term provisions	1,477	1,304
Other long-term obligations	439	305
Total non-current liabilities	7,089	6,881
Equity:
Equity attributable to the equity holders of the parent	53,961	53,152
Non-controlling interests	2,107	2,438
Total equity	56,068	55,590
Total liabilities and equity	64,907	64,689
Financial liabilities | Liabilities at amortized cost
Current liabilities:
Short-term debt and current portion of long-term debt	2,312	2,583
Trade accounts payable and other	13,605	13,532
Short-term provisions	27	23
Accrued expenses and other liabilities	3,715	3,663
Income tax liabilities	0	0
Total current liabilities	19,659	19,801
Non-current liabilities:
Long-term debt, net of current portion	8,369	9,067
Deferred tax liabilities	0	0
Deferred employee benefits	0	0
Long-term provisions	0	2
Other long-term obligations	546	564
Total non-current liabilities	8,915	9,633
Equity:
Total liabilities and equity	28,574	29,434
Financial liabilities | Fair value recognized in profit or loss
Current liabilities:
Short-term debt and current portion of long-term debt	0	0
Trade accounts payable and other	0	0
Short-term provisions	0	0
Accrued expenses and other liabilities	0	0
Income tax liabilities	0	0
Total current liabilities	0	0
Non-current liabilities:
Long-term debt, net of current portion	0	0
Deferred tax liabilities	0	0
Deferred employee benefits	0	0
Long-term provisions	0	0
Other long-term obligations	0	0
Total non-current liabilities	0	0
Financial liabilities | Derivatives
Current liabilities:
Short-term debt and current portion of long-term debt	0	0
Trade accounts payable and other	0	0
Short-term provisions	0	0
Accrued expenses and other liabilities	360	379
Income tax liabilities	0	0
Total current liabilities	360	379
Non-current liabilities:
Long-term debt, net of current portion	0	0
Deferred tax liabilities	0	0
Deferred employee benefits	0	0
Long-term provisions	0	0
Other long-term obligations	76	45
Total non-current liabilities	76	45
Equity:
Total liabilities and equity	436	424
Non-financial assets
Current assets:
Cash and cash equivalents	0	0
Restricted cash	0	0
Trade accounts receivable and other	0	0
Inventories	18,759	20,087
Prepaid expenses and other current assets	1,304	1,566
Total current assets	20,063	21,653
Non-current assets:
Goodwill and intangible assets	5,102	4,903
Property, plant and equipment	33,592	30,120
Carrying amount of interests in associates and joint ventures	10,078	10,765
Other investments	0	0
Deferred tax assets	9,469	8,554
Other assets	465	259
Total non-current assets	58,706	54,601
Total assets	78,769	76,254
Financial assets | Assets at amortized cost
Current assets:
Cash and cash equivalents	7,686	9,300
Restricted cash	97	114
Trade accounts receivable and other	3,491	3,633
Inventories	0	0
Prepaid expenses and other current assets	1,090	1,475
Total current assets	12,364	14,522
Non-current assets:
Goodwill and intangible assets	0	0
Property, plant and equipment	0	0
Carrying amount of interests in associates and joint ventures	0	0
Other investments	0	0
Deferred tax assets	0	0
Other assets	1,095	691
Total non-current assets	1,095	691
Total assets	13,459	15,213
Financial assets | Fair value recognized in profit or loss
Current assets:
Cash and cash equivalents	0	0
Restricted cash	0	0
Trade accounts receivable and other	0	0
Inventories	0	0
Prepaid expenses and other current assets	0	0
Total current assets	0	0
Non-current assets:
Goodwill and intangible assets	0	0
Property, plant and equipment	64	47
Carrying amount of interests in associates and joint ventures	0	0
Other investments	0	0
Deferred tax assets	0	0
Other assets	136	136
Total non-current assets	200	183
Total assets	200	183
Financial assets | Fair value recognized in OCI
Current assets:
Cash and cash equivalents	0	0
Restricted cash	0	0
Trade accounts receivable and other	170	206
Inventories	0	0
Prepaid expenses and other current assets	0	0
Total current assets	170	206
Non-current assets:
Goodwill and intangible assets	0	0
Property, plant and equipment	0	0
Carrying amount of interests in associates and joint ventures	0	0
Other investments	513	1,119
Deferred tax assets	0	0
Other assets	0	0
Total non-current assets	513	1,119
Total assets	683	1,325
Financial assets | Derivatives
Current assets:
Cash and cash equivalents	0	0
Restricted cash	0	0
Trade accounts receivable and other	0	0
Inventories	0	0
Prepaid expenses and other current assets	643	737
Total current assets	643	737
Non-current assets:
Goodwill and intangible assets	0	0
Property, plant and equipment	0	0
Carrying amount of interests in associates and joint ventures	0	0
Other investments	0	0
Deferred tax assets	0	0
Other assets	163	835
Total non-current assets	163	835
Total assets	$ 806	$ 1,572